Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2015 and 2016 are as follows:

	Yen in millions
	March 31, 2015
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	452,830	311,643	—	764,473	764,473	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,222,094	—	1,222,094	3,124	1,218,970	—	—
Japanese local government bonds	—	66,891	—	66,891	1,474	65,417	—	—
Japanese corporate bonds	—	105,363	3,506	108,869	27,030	81,839	—	—
Foreign government bonds	2,861	38,593	—	41,454	136	41,318	—	—
Foreign corporate bonds	—	455,357	9,491	464,848	139,540	325,308	—	—
Equity securities	199,874	118	—	199,992	—	199,992	—	—
Other investments*1	9,306	4,606	74,641	88,553	—	88,553	—	—
Derivative assets*2	—	30,407	—	30,407	—	—	29,951	456

Total assets	664,871	2,235,072	87,638	2,987,581	935,777	2,021,397	29,951	456

Liabilities:
Derivative liabilities*2	612	47,712	—	48,324	—	—	23,092	25,232

Total liabilities	612	47,712	—	48,324	—	—	23,092	25,232

	Yen in millions
	March 31, 2016
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	501,448	297,793	—	799,241	799,241	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,355,335	—	1,355,335	5,084	1,350,251	—	—
Japanese local government bonds	—	60,539	—	60,539	6,515	54,024	—	—
Japanese corporate bonds	—	140,635	3,346	143,981	5,727	138,254	—	—
Foreign government bonds	—	41,460	—	41,460	2,309	39,151	—	—
Foreign corporate bonds	—	402,694	15,853	418,547	124,680	293,867	—	—
Other	—	—	884	884	—	884	—	—
Equity securities	115,200	121	—	115,321	—	115,321	—	—
Other investments*1	7,179	4,027	13,463	24,669	—	24,669	—	—
Derivative assets*2	437	17,391	—	17,828	—	—	17,257	571

Total assets	624,264	2,319,995	33,546	2,977,805	943,556	2,016,421	17,257	571

Liabilities:
Derivative liabilities*2	668	48,467	—	49,135	—	—	20,680	28,455

Total liabilities	668	48,467	—	49,135	—	—	20,680	28,455

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2015 and 2016 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2015
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other Investments
Beginning balance	1,011	6,807	75,837
Total realized and unrealized gains (losses):
Included in earnings*1	—	522	1,397
Included in other comprehensive income (loss)*2	(5)	593	153
Purchases	2,500	15,222	522
Settlements	—	(4,653)	(3,268)
Transfers out of level 3*3	—	(9,000)	—

Ending balance	3,506	9,491	74,641

Changes in unrealized gains relating to instruments still held at reporting date:
Included in earnings*1	—	—	1,397

	Yen in millions
	Fiscal year ended March 31, 2016
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other Investments
Beginning balance	3,506	9,491	—	74,641
Total realized and unrealized gains (losses):
Included in earnings*1	6	458	—	(2,653)
Included in other comprehensive income (loss)*2	30	(791)	—	(2,316)
Purchases	2,798	11,214	1,000	657
Sales	(3,000)	(4,872)	—	—
Settlements	—	(641)	(116)	(56,866)
Transfers into level 3*4	2,002	1,498	—	—
Transfers out of level 3*3	(1,996)	(504)	—	—

Ending balance	3,346	15,853	884	13,463

Changes in unrealized losses relating to instruments still held at reporting date:
Included in earnings*1	—	(56)	—	(2,653)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

*4	Certain corporate bonds were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

Assets and Liabilities Remeasured at Fair Value on a Nonrecurring Basis

During the fiscal years ended March 31, 2015 and 2016, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2015
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	768	(18,926)
Goodwill impairments	—	—	0	(177,135)

				(196,061)

	During the fiscal year ended March 31, 2016
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	19,680	(92,544)

				(92,544)

Estimated Fair Values of Financial Instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2015
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,181,554	—	1,181,554	1,074,386

Total assets	—	1,181,554	—	1,181,554	1,074,386

Liabilities:
Long-term debt including the current portion	—	878,609	—	878,609	871,604
Investment contracts included in policyholders’ account in the life insurance business	—	586,331	—	586,331	591,951

Total liabilities	—	1,464,940	—	1,464,940	1,463,555

	Yen in millions
	March 31, 2016
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,369,157	—	1,369,157	1,235,311

Total assets	—	1,369,157	—	1,369,157	1,235,311

Liabilities:
Long-term debt including the current portion	—	755,631	—	755,631	744,273
Investment contracts included in policyholders’ account in the life insurance business	—	677,375	—	677,375	638,737

Total liabilities	—	1,433,006	—	1,433,006	1,383,010